Employee Benefit Plans and Collective Bargaining Agreements - Narrative (Detail)	4 Months Ended	9 Months Ended		12 Months Ended
	Jun. 18, 2016 USD ($)	Dec. 02, 2017 USD ($)	Dec. 03, 2016 USD ($)	Feb. 25, 2017 USD ($) Employees	Feb. 27, 2016 USD ($)	Feb. 28, 2015 USD ($)	May 15, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Contribution made to defined benefit plan		$ 19,800,000	$ 9,500,000	$ 11,500,000	$ 7,400,000	$ 260,000,000
Expected future employer contributions for remainder of the fiscal year		2,100,000
Defined contribution plan costs		$ 32,600,000	$ 30,600,000
Expected future employer contribution for next fiscal year				21,900,000
Multiemployer Plans, Withdrawal Obligation				221,800,000
Minimum contribution amount				$ 180,100,000
Multiemployer Plans, Collective-Bargaining Arrangement, Description				As of February 25, 2017, the Company had approximately 273,000 employees, of which approximately 170,000 were covered by collective bargaining agreements. During fiscal 2016, collective bargaining agreements covering approximately 82,000 employees were renegotiated. During fiscal 2017, 103 collective bargaining agreements covering approximately 10,000 employees are scheduled to expire.
Retiement plan, number of employees | Employees				273,000
Multiemployer Plans, Plan Contributions				$ 1,158,600,000	1,100,700,000	316,200,000
Defined Contribution Plan, Employer Discretionary Contribution Amount				38,800,000	37,900,000	37,000,000
Shaw Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Actual allocations of pension plans				$ 227,000,000
Target allocations Description				100.00%
Safeway Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Actual allocations of pension plans				$ 1,700,000,000
Target allocations Description				100.00%
United Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Actual allocations of pension plans				$ 50,000,000
Target allocations Description				100.00%
Withdrawal obligation i f UFCW Midwest plan experience Mass withdrawal
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Multiemployer Plans, Withdrawal Obligation, term				20 years
Maximum | Withdrawal obligation i f UFCW Midwest plan experience Mass withdrawal
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Multiemployer Plans, Withdrawal Obligation				$ 510,000,000
Workforce Subject to Collective Bargaining Arrangements [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Retiement plan, number of employees | Employees				170,000
Workforce renegotiated during fiscal 2016
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Retiement plan, number of employees | Employees				82,000
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Retiement plan, number of employees | Employees				10,000
Employees subject to collective bargaining arrangement				During fiscal 2017, 103 collective bargaining agreements covering approximately 10,000 employees are scheduled to expire.
Equity Securities [Member] | Shaw Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations Description				65.00%
Equity Securities [Member] | Safeway Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations Description				65.00%
Equity Securities [Member] | United Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations Description				50.00%
Other post-retirement benefits
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Contribution made to defined benefit plan				$ 2,100,000	1,600,000
Defined contribution plan , acquisition of equity				700,000	900,000
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Contribution made to defined benefit plan				9,400,000	5,800,000
Payable to intermediary agent				$ 75,100,000	$ 56,200,000
Collington
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Percentage of equity interest acquired							100.00%
Pension expense from acquisition	$ 78,900,000
Collington | Other post-retirement benefits
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Prior service costs recorded relate to Collington transaction	$ 15,500,000
AB Acquisition
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Defined contribution plan costs						$ 78,000,000
Defined contribution plan,						50.00%
Defined contribution plan , acquisition of equity						$ 33,200,000
Defined Contribution Plan, Nature and Effect of Change, Description				In connection with the termination, certain plan participants were required to purchase equity of AB Acquisition at an amount equal to 50.0% of their LTIPs payouts upon closing of the Safeway acquisition. The total value of equity purchased by these plan participants was approximately $33.2 million.